INCOME TAXES (Schedule of Significant Components of the Income Tax Provision) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current tax provision
United States
Foreign	$ 1,761,658	$ 1,213,093
Total	1,761,658	$ 1,213,093
Deferred tax expense (benefit)
United States	$ (319,252)
Foreign		$ 155,705
Total	$ (319,252)	$ 155,705